Debt (Details Narrative Six)																		3 Months Ended		12 Months Ended
	Mar. 19, 2026 USD ($) $ / shares shares	Mar. 17, 2026 USD ($)	Jan. 27, 2026 USD ($) $ / shares shares	Jan. 12, 2026 USD ($)	Dec. 03, 2025 USD ($)	Nov. 04, 2025 USD ($)	Oct. 27, 2025 USD ($) $ / shares shares	Sep. 12, 2025 USD ($)	Aug. 11, 2025 USD ($) shares	Jul. 23, 2025 USD ($) shares	Jul. 22, 2025 USD ($) shares	May 09, 2025 USD ($)	Apr. 17, 2025 USD ($)	Feb. 07, 2025 USD ($)	Dec. 10, 2024 USD ($)	Sep. 24, 2024 USD ($)	Aug. 16, 2024 USD ($)	Mar. 31, 2026 USD ($) Tradingday	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Feb. 05, 2024 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount																						$ 4,500,000
August 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount																	$ 184,000
Proceeds from issuance of secured debt																	152,000
Original issue discount																	$ 24,000
Debt instrument, maturity date																	Jun. 15, 2025
Interest rate																	12.00%
Debt instrument unamortized debt issuance costs incurred during the period																	$ 8,000
August 1800 Diagonal Note [Member] | Additional Tranche [Member]
Debt Instrument [Line Items]
Aggregate principal amount																	$ 750,000
September 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount								$ 151,800								$ 124,200
Proceeds from issuance of secured debt								125,000								100,000
Original issue discount								$ 19,800								$ 16,200
Debt instrument, maturity date								Jun. 15, 2026								Jul. 30, 2025
Interest rate								14.00%								12.00%
Debt instrument unamortized debt issuance costs incurred during the period								$ 7,000								$ 8,000
September 1800 Diagonal Note [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Debt instrument, fair value										$ 17,000
Conversion of stock, shares converted | shares										352
Shares issued upon conversion of option, value										$ 17,388
December 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 94,000										$ 124,200
Proceeds from issuance of secured debt					75,000										100,000
Original issue discount					$ 12,000										$ 16,200
Debt instrument, maturity date					Aug. 30, 2026										Oct. 15, 2025
Interest rate					14.00%										12.00%
Debt instrument unamortized debt issuance costs incurred during the period					$ 7,000										$ 8,000
December 1800 Diagonal Note [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Debt instrument, fair value											$ 58,000
Conversion of stock, shares converted | shares											999
Shares issued upon conversion of option, value											$ 52,164
February 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount														$ 124,200
Proceeds from issuance of secured debt														100,000
Original issue discount														$ 16,200
Debt instrument, maturity date														Dec. 15, 2025
Interest rate														12.00%
Debt instrument unamortized debt issuance costs incurred during the period														$ 8,000
February 1800 Diagonal Note [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Debt instrument, fair value									$ 80,700
Conversion of stock, shares converted | shares									1,639
Shares issued upon conversion of option, value									$ 69,552					$ 70,000
April 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount													$ 230,000
Proceeds from issuance of secured debt													192,000
Original issue discount													$ 30,000
Debt instrument, maturity date													Feb. 15, 2026
Interest rate													12.00%
Debt instrument unamortized debt issuance costs incurred during the period													$ 8,000
Shares issued upon conversion of option, value							$ 265,100
April 1800 Diagonal Note [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Share issued | shares							7,015
April 1800 Diagonal Note [Member] | Common Class A [Member] | Minimum [Member]
Debt Instrument [Line Items]
Common stock price per share | $ / shares							$ 33.80
April 1800 Diagonal Note [Member] | Common Class A [Member] | Maximum [Member]
Debt Instrument [Line Items]
Common stock price per share | $ / shares							$ 41.20
May1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount												$ 163,300
Proceeds from issuance of secured debt												135,000
Original issue discount												$ 21,300
Debt instrument, maturity date												Feb. 15, 2026
Interest rate												12.00%
Debt instrument unamortized debt issuance costs incurred during the period												$ 7,000
July 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount										295,550
Proceeds from issuance of secured debt										250,000
Original issue discount										$ 38,550
Debt instrument, maturity date										May 30, 2026
Interest rate										12.00%
Debt instrument unamortized debt issuance costs incurred during the period										$ 7,000
Shares issued upon conversion of option, value	$ 54,000		$ 331,000
July 1800 Diagonal Note [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Share issued | shares	3,766		20,047
July 1800 Diagonal Note [Member] | Common Class A [Member] | Minimum [Member]
Debt Instrument [Line Items]
Common stock price per share | $ / shares	$ 14.745		$ 16.50
July 1800 Diagonal Note [Member] | Common Class A [Member] | Maximum [Member]
Debt Instrument [Line Items]
Common stock price per share | $ / shares			$ 18.00
November 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 238,050
Proceeds from issuance of secured debt						200,000
Original issue discount						$ 31,050
Debt instrument, maturity date						Jul. 30, 2026
Interest rate						14.00%
Debt instrument unamortized debt issuance costs incurred during the period						$ 7,000
January 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 296,000
Proceeds from issuance of secured debt				250,000
Original issue discount				$ 39,000
Debt instrument, maturity date				Oct. 15, 2026
Interest rate				14.00%
Debt instrument unamortized debt issuance costs incurred during the period				$ 7,000
March 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 181,000
Proceeds from issuance of secured debt		150,000
Original issue discount		$ 24,000
Debt instrument, maturity date		Dec. 15, 2026
Interest rate		14.00%
Debt instrument unamortized debt issuance costs incurred during the period		$ 7,000
1800 Diagonal Notes [Member]
Debt Instrument [Line Items]
Percentage of common stock shares convertible																		4.99%		4.99%
Debt instrument, convertible terms																		The Notes become convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the Note or Notes being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note or notes being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.		The Notes become convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the Note or Notes being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note or notes being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.
Thresold trading days | Tradingday																		10
Interest expense																		$ 115,000	$ 37,000	$ 306,696	$ 100,095